Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 4,151,605	$ 2,278,814	$ 2,381,737
Affiliate Marketing Services United States [Member]
Revenue	210,376
Sports Gaming Client Services [Member]
Revenue	2,424,228	2,278,814	2,381,737
Enterprise T E M [Member]
Revenue	1,517,001
Software License [Member]
Revenue	190,574	142,600	587,750
Software License [Member] | Affiliate Marketing Services United States [Member]
Revenue
Software License [Member] | Sports Gaming Client Services [Member]
Revenue		142,600	587,750
Software License [Member] | Enterprise T E M [Member]
Revenue	190,574
Softwareas Service [Member]
Revenue			1,793,987
Softwareas Service [Member] | Affiliate Marketing Services United States [Member]
Revenue	210,376
Softwareas Service [Member] | Sports Gaming Client Services [Member]
Revenue	2,424,228	2,136,214	1,793,987
Softwareas Service [Member] | Enterprise T E M [Member]
Revenue
Softwareas Serviceand Other [Member]
Revenue	2,634,604	2,136,214
Managed Services [Member]
Revenue	934,257
Managed Services [Member] | Affiliate Marketing Services United States [Member]
Revenue
Managed Services [Member] | Sports Gaming Client Services [Member]
Revenue
Managed Services [Member] | Enterprise T E M [Member]
Revenue	934,257
Maintenance [Member]
Revenue	363,697
Maintenance [Member] | Affiliate Marketing Services United States [Member]
Revenue
Maintenance [Member] | Sports Gaming Client Services [Member]
Revenue
Maintenance [Member] | Enterprise T E M [Member]
Revenue	363,697
Service, Other [Member]
Revenue	28,473
Service, Other [Member] | Affiliate Marketing Services United States [Member]
Revenue
Service, Other [Member] | Sports Gaming Client Services [Member]
Revenue
Service, Other [Member] | Enterprise T E M [Member]
Revenue	$ 28,473